Commitments (Details Narrative) - U3O8 - C G N Global Uranium Ltd $ in Millions		12 Months Ended
	Nov. 17, 2021 Usperunit lb	Apr. 30, 2025 CAD ($) lb
Statement Line Items [Line Items]
Purchase commitment, Pounds of uranium committed	500,000
Purchase commitments, Weighted average price per pound of uranium committed | Usperunit	47.71
January 2026
Statement Line Items [Line Items]
Purchase commitments | $		$ 6.8
Purchase commitments, Pounds of uranium receivable	100,000
April 30, 2025
Statement Line Items [Line Items]
Purchase commitments, Pounds of uranium delivered		400,000